Offerings	Feb. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	5,454,546
Proposed Maximum Offering Price per Unit	15.56
Maximum Aggregate Offering Price	$ 84,872,735.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,994.02
Offering Note	1.a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the Securities Act), this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities being registered. 1.b. Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $15.56, the average of the high and low reported sales prices of Crescent Energy Companys (the Company) Class A common stock, par value $0.0001 per share (Class A Common Stock), on the New York Stock Exchange on January 30, 2025. 1.c. The Company previously registered 51,806,850 shares of Class A Common Stock held by Independence Energy Aggregator L.P. pursuant to a Registration Statement on Form S-3 (File No. 333-277702), filed on March 6, 2024 (the Original Registration Statement), and paid a total registration fee of $85,184.14 thereunder. As of the date hereof, Independence Energy Aggregator L.P. holds 29,706,850 shares of Class A Common Stock, representing a balance of $330,934,309 maximum aggregate offering price and $48,845.91 in registration fees under the Original Registration Statement. This Amendment No. 1 to the Original Registration Statement (the Amendment) registers an additional 5,454,546 shares of Class A Common Stock held by an additional selling stockholder, for a total of 35,161,396 shares of Class A Common Stock registered.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	See notes 1.a. and 1.b. above. 2.a. There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock, depositary shares and warrants as may from time to time be issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by the registrant and under any applicable antidilution provisions. 2.b. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee and will pay the registration fee on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	See notes 1.a., 1.b., 2.a. and 2.b. above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	See notes 1.a., 1.b., 2.a., and 2.b. above. 4.a. The depositary shares being registered will be evidenced by depositary receipts issued under a depositary agreement. If Crescent Energy Company elects to offer fractional interests in shares of preferred stock to the public, depositary receipts will be distributed to the investors purchasing the fractional interests, and the shares will be issued to the depositary under the depositary agreement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See notes 1.a., 1.b., 2.a., and 2.b. above.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Proposed Maximum Offering Price per Unit	11.14
Maximum Aggregate Offering Price	$ 577,128,309.00
Amount of Registration Fee	$ 85,184.14
Offering Note	See notes 1.a., 1.b., and 1.c. above.